Cover	Nov. 22, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2022
Entity File Number	33-20111
Entity Registrant Name	SPYR, INC.
Entity Central Index Key	0000829325
Entity Tax Identification Number	75-2636283
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	6700 Woodlands Parkway
Entity Address, Address Line Two	Ste. 230
Entity Address, Address Line Three	#331
Entity Address, City or Town	The Woodlands
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77382
City Area Code	(303)
Local Phone Number	991-8000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false